Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Data [Abstract]
Schedule of Quarterly Financial Information

The following represents a summary of selected unaudited quarterly financial data for 2014 and 2013:

			Net			Income per
		Interest	Interest		Net	common share
		Income	Income		Income	Basic		Diluted
2014	(Dollars in thousands, except per share data)
First quarter		$4,859	$4,188		$901	$0.262		$0.262
Second quarter		$4,814	$4,013		$1,325	$0.387		$0.387
Third quarter		$4,799	$4,144		$1,038	$0.306		$0.306
Fourth quarter		$5,148	$5,037		$1,047	$0.311		$0.311
				$			$
2013
First quarter		$4,834	$4,018		$1,098	$0.318		$0.318
Second quarter		$4,902	$4,086		$1,347	$0.391		$0.391
Third quarter		$4,913	$4,091		$1,116	$0.324		$0.324
Fourth quarter		$5,205	$4,410		$1,080	$0.312		$0.312